Statement of Comprehensive Income Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Net income (loss)	$ 252	$ 848	$ 1,272
Translation adjustments, net of tax of $(6), $(17), $47 respectively	(21)	(23)	325
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax of $4, nil, $(5) respectively	(8)	2	7
Pension/Postretirement activity, net of tax of $(14), $26, $(125) respectively	26	(21)	317
Comprehensive income	249	806	1,921
Comprehensive income attributable to non-controlling interests	0	3	9
Comprehensive income attributable to Hillshire Brands	$ 249	$ 803	$ 1,912